Note 4 - Property and Equipment, Net (Tables)	12 Months Ended
Oct. 31, 2014
Notes Tables
Property, Plant and Equipment [Table Text Block]
	October 31,
	2014	2013
Land	$3,144,068	$3,144,068
Building and improvements	8,120,110	7,990,110
Machinery and equipment	23,664,060	22,217,244
Furniture and fixtures	957,032	950,640
Construction in progress	493,876	251,727
Total property and equipment, at cost	36,379,146	34,553,789
Less accumulated amortization and depreciation	(23,265,701)	(21,726,591)
Property and equipment, net	$13,113,445	$12,827,198